Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2013
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC TAX-FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000703303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Madison Mosaic Virginia Tax-Free Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	4.15%
Five Years	rr_AverageAnnualReturnYear05	4.65%
Ten Years	rr_AverageAnnualReturnYear10	3.93%
Madison Mosaic Virginia Tax-Free Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.04%
Five Years	rr_AverageAnnualReturnYear05	4.58%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Madison Mosaic Virginia Tax-Free Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.87%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	3.82%
Madison Mosaic Virginia Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY: VIRGINIA TAX-FREE FUND
Objective	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary	rr_ObjectivePrimaryTextBlock

The primary investment objective of the Virginia Tax-Free Fund (the “Virginia Fund”) is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.  The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.

Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Virginia Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Virginia Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Virginia Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Virginia Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Virginia Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Virginia Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The Fund only invests in “investment grade” bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s or S&P.  The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Virginia Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Legislative Risk.  If Congress or a state legislature changes or limits the tax code or the tax-free nature of municipal bonds, they could lose value.

Call Risk.  If a municipal bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Capital Gains Tax Risk. You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Alternative Minimum Tax (AMT) Risk. Some income you receive from the Fund may be subject to the Alternative Minimum Tax (up to 20%).

Risk of Default. Although the Fund invests only in investment grade bonds, it is still possible that unexpected events could cause the municipality issuing a bond to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Virginia-Specific Risks.  Particular risks to consider when investing in Virginia securities are:

  housing prices are declining;
  the Commonwealth must have a balanced budget;
  Virginians rely heavily on federal government and technology sector employment;
  single-term governorships may result in volatile financial policies and management; and
  Commonwealth pensions are underfunded.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Virginia Fund Calendar Year Returns for Class Y Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Virginia Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Annual Return 2003	rr_AnnualReturn2003	5.06%
Annual Return 2004	rr_AnnualReturn2004	2.97%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	3.29%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.61%
Annual Return 2009	rr_AnnualReturn2009	7.54%
Annual Return 2010	rr_AnnualReturn2010	1.59%
Annual Return 2011	rr_AnnualReturn2011	8.56%
Annual Return 2012	rr_AnnualReturn2012	4.15%
Bar Chart Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.03% (quarter ended 9-30-09)
Lowest:	-3.46% (quarter ended 12-31-10)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Performance Table Heading	rr_PerformanceTableHeading	Virginia Fund Average Annual Total Returns (for the period ended December 31, 2012)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

		Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.
Madison Mosaic Virginia Tax-Free Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.78%
Five Years	rr_AverageAnnualReturnYear05	5.91%
Ten Years	rr_AverageAnnualReturnYear10	5.10%
Madison Mosaic Tax-Free National Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	5.48%
Five Years	rr_AverageAnnualReturnYear05	4.94%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
Madison Mosaic Tax-Free National Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.35%
Five Years	rr_AverageAnnualReturnYear05	4.84%
Ten Years	rr_AverageAnnualReturnYear10	3.71%
Madison Mosaic Tax-Free National Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.76%
Five Years	rr_AverageAnnualReturnYear05	4.69%
Ten Years	rr_AverageAnnualReturnYear10	3.70%
Madison Mosaic Tax-Free National Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY: TAX-FREE NATIONAL FUND
Objective	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Tax-Free National Fund (the “National Fund”) is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the National Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The National Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the National Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the National Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the National Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The National Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds that are exempt from federal income taxes.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The Fund only invests in “investment grade” bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s or S&P.  The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years.   Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.

The primary difference between the National Fund and the Virginia Fund is that the Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while the National Fund will invest in bonds that are exempt from federal income tax.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the National Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Legislative Risk.  If Congress or a state legislature changes or limits the tax code or the tax-free nature of municipal bonds, they could lose value.

Call Risk.  If a municipal bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Capital Gains Tax Risk. You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Alternative Minimum Tax (AMT) Risk. Some income you receive from the Fund may be subject to the Alternative Minimum Tax (up to 20%).

Risk of Default. Although the Fund invests only in investment grade bonds, it is still possible that unexpected events could cause the municipality issuing a bond to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the National Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart Heading	rr_BarChartHeading	National Fund Calendar Year Returns for Class Y Shares
Annual Return 2003	rr_AnnualReturn2003	3.85%
Annual Return 2004	rr_AnnualReturn2004	2.30%
Annual Return 2005	rr_AnnualReturn2005	1.00%
Annual Return 2006	rr_AnnualReturn2006	3.05%
Annual Return 2007	rr_AnnualReturn2007	3.00%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	7.25%
Annual Return 2010	rr_AnnualReturn2010	1.46%
Annual Return 2011	rr_AnnualReturn2011	9.07%
Annual Return 2012	rr_AnnualReturn2012	5.48%
Bar Chart Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.13% (quarter ended 9-30-09)
Lowest:	-3.63% (quarter ended 12-31-10)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.63%)
Performance Table Heading	rr_PerformanceTableHeading	National Fund Average Annual Total Returns (for the period ended December 31, 2012)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).   Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Tax-Free National Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.78%
Five Years	rr_AverageAnnualReturnYear05	5.91%
Ten Years	rr_AverageAnnualReturnYear10	5.10%
[1]	Total annual fund operating expenses for the period ended September 30, 2012 do not match the financial statements as they have been restated to reflect current fees.